Related Party Transactions (Details)													12 Months Ended
	May 24, 2024 USD ($)	Apr. 10, 2024 USD ($)	Apr. 04, 2024 USD ($)	Oct. 13, 2023 USD ($)	Sep. 27, 2023 USD ($)	Aug. 18, 2023 USD ($)	Feb. 05, 2023 USD ($)	Jan. 26, 2023 USD ($)	Jan. 23, 2023 USD ($) shares	Jan. 17, 2023 USD ($)	Jan. 17, 2023 EUR (€)	Nov. 14, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2024 GBP (£)	Nov. 21, 2024 USD ($)	Mar. 04, 2024 shares	Oct. 13, 2023 NIO (C$)	Sep. 27, 2023 NIO (C$)	Sep. 19, 2023 shares	Aug. 18, 2023 NIO (C$)	Jul. 31, 2023 shares	May 31, 2023 shares	Apr. 26, 2023 USD ($)	Apr. 26, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Nov. 14, 2022 EUR (€)	Oct. 20, 2022 USD ($)
Related Party Transactions [Line Items]
Balances payable to related parties													$ 302,232		$ 2,255,522
Received a loan												$ 30,224				£ 124,890									$ 551,399	€ 500,000			€ 25,000	$ 3,000,000
Bear interest amount												$ 200
Matured date										Feb. 01, 2023	Feb. 01, 2023	Jan. 31, 2023
Late fee amount												$ 200
Interest rate				18.00%						1.00%	1.00%		1.00%			1.00%			18.00%						4.00%	4.00%
Loan balance															49,664
Business development and strategic amount							$ 650,000		$ 550,000
Common shares (in Shares) | shares									3,618														1,759	2,016
Payment															350,395
Debt settlement agreement	$ 647,703	$ 353,159											27,554		113,037
Settlement of outstanding debt			$ 136,757
Accrued interest															1,420,963
Issuance of shares (in Shares) | shares																		4,598			10,998
Aggregate principal amount															1,192,953
Agreed payment													50,000
Accrued amount													15,969	$ 21,875
Loan																	$ 350,000
Accrued interest received													6,446
Loans receivable													955,022		$ 593,232
Unsecured Debenture [Member]
Related Party Transactions [Line Items]
Interest rate															7.00%
Director [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management													244,933		$ 889,367
J Dhaliwal [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management													8,000		99,051
G Deol [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management													2,192
K Field [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management													72,000		81,384
D Jenkins [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management													160,241		81,384
C Cooper [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management													2,500
H Singh [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management															81,384
K. Sidhu [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management															375,445
T Scott [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management															85,733
Y. Liang [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management															28,196
B.C. Ltd [Member]
Related Party Transactions [Line Items]
Accrued interest remains outstanding															46,811
Mr. Sidhu [Member]
Related Party Transactions [Line Items]
Debt settlement agreement			$ 487,295
Halo Note [Member]
Related Party Transactions [Line Items]
Accrued interest remains outstanding															125,013
Interest rate													7.00%			7.00%
Principal amount													$ 44,954
Other payables													39,170
Mr. Harvinder Singh [Member]
Related Party Transactions [Line Items]
Debt settlement agreement													48,592
Related Parties [Member]
Related Party Transactions [Line Items]
Received a loan																											$ 30,224	€ 25,000
Balance receivable													368,172
Halo [Member]
Related Party Transactions [Line Items]
Loan receivable													15,219
Loans receivable													$ 15,219
First Towers & Fiber Corp., [Member]
Related Party Transactions [Line Items]
Interest rate													2.00%			2.00%
Loan													$ 350,000
Accrued interest received													2,953
Loans receivable													$ 352,953
Restricted share units [member]
Related Party Transactions [Line Items]
Issuance of RSU									3,618														1,759	2,016			4,970	4,970
Unsecured Debenture [Member]
Related Party Transactions [Line Items]
Additional loan										$ 48,666	€ 45,000
Interest rate										0.75%	0.75%
Unsecured Debenture [Member] | Halo Note [Member]
Related Party Transactions [Line Items]
Principal amount								$ 328,000
Loan [Member]
Related Party Transactions [Line Items]
Received a loan						$ (17,714)																C$ 24,000
Interest rate						18.00%																18.00%
Maturity period						12 months
Interest expenses													$ 3,157		$ 1,181
Accrued interest													20,814		19,306
Loan One [Member]
Related Party Transactions [Line Items]
Received a loan					$ (2,219)															C$ 3,000
Accrued interest remains outstanding													2,561		2,369
Interest rate					18.00%															18.00%
Maturity period					12 months
Interest expenses													395		104
Loan Two [Member]
Related Party Transactions [Line Items]
Received a loan				$ (29,258)															C$ 40,000
Accrued interest remains outstanding													33,924		31,346
Maturity period				12 months
Interest expenses													$ 5,259		$ 1,152
Promissory Note [Member]
Related Party Transactions [Line Items]
Matured date								Jun. 25, 2023
Interest rate								7.00%
Issuance of shares (in Shares) | shares															7,277